Discontinued Operations	6 Months Ended
Jun. 30, 2019
Disclosure Text Block [Abstract]
Discontinued operations

4. Discontinued Operations

The Partnership’s discontinued operations relate to the operations of Diamond S, as following the spin-off, the Partnership has no continuing involvement in this business (Note 1).

Summarized selected operating results of the Partnership’s discontinued operations for the six-month periods ended June 30, 2019 and 2018 were as follows:

Major items constituting (loss) / income from discontinued operations	For the six-month periods ended June 30,
	2019*	2018
Revenues	46,245	72,847
Expenses:
Voyage expenses	12,821	12,934
Vessel operating expenses	15,603	34,050
General and administrative expenses	2,220	-
Vessel depreciation and amortization	9,630	19,824
Impairment of vessels	149,578	-
Interest expense and finance cost	3,174	4,035
Other income	(43)	(119)
Net (loss) / income from discontinued operations	(146,738)	2,123

*represents activity for the period from January 1, 2019 to the date of the completion of the DSS Transaction on March 27, 2019.

As the Partnership spun off its Tanker Business before June 30, 2019, assets and liabilities contributed to the DSS Transaction are no longer included in the unaudited condensed consolidated balance sheet as of June 30, 2019. Balance sheet information of the Partnership’s discontinued operations as of December 31, 2018 was as follows:

Carrying amounts of major classes of assets included as part of discontinued operations	As of December 31, 2018
Cash	10,000
Inventories	7,183
Prepayments and other assets	6,515
Total major classes of current assets of the discontinued operations	23,698
Vessels	643,682
Deferred charges	2,220
Above market acquired charters	7,531
Prepayments and other assets, non-current	1,035
Total major classes of non-current assets of the discontinued operations	654,468
Total major classes of assets of the discontinued operations	678,166
Carrying amounts of major classes of liabilities included as part of discontinued operations
Current portion of long-term debt, net	14,869
Deferred revenue	1,611
Trade accounts payables and accrued liabilities	5,055
Total major classes of current liabilities of the discontinued operations	21,535
Long-term debt, net	134,744
Total major classes of long-term liabilities of the discontinued operations	134,744
Total major classes of liabilities of the discontinued operations	156,279